Share Capital - Summary of Share Capital (Parenthetical) (Details) - £ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital [Abstract]
Par value	£ 0.05	£ 0.05	£ 0.05